UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® California Municipal Income Fund

November 30, 2005

1.810701.101 CFL-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 99.1%
	Principal	Value
	Amount (000s)	(000s)
California – 97.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$2,720	$743
0% 8/1/32 (FGIC Insured)	3,760	970
Alameda Corridor Trans. Auth. Rev. Series A, 5.25%
10/1/21 (MBIA Insured)	7,575	8,109
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA
Insured)	2,310	1,369
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub.
Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,181
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,120
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,339
Azusa Unified School District 5.375% 7/1/16
(FSA Insured)	1,225	1,337
Benicia Unified School District Series B, 0% 8/1/24
(MBIA Insured)	7,005	2,865
Burbank Glendale Pasadena Arpt. Auth. Rev.
Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,948
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,190
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,354
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,476
Butte-Glenn Cmnty. College District Series A, 5.5%
8/1/18 (MBIA Insured)	1,085	1,200
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,900
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,816
0% 8/1/12 (AMBAC Insured)	2,800	2,154
0% 8/1/17 (AMBAC Insured)	1,000	593
0% 8/1/18 (AMBAC Insured)	2,000	1,126
California Dept. of Wtr. Resources Central Valley Proj.
Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	872
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,139
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (e) .	2,125	2,387
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (e)	3,375	3,828
6% 5/1/13	2,320	2,646
Series A:
5% 5/1/17	1,000	1,048
5.25% 5/1/11 (FSA Insured)	15,275	16,534

Quarterly Report 2

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.25% 5/1/12 (MBIA Insured)	$6,000	$6,540
5.375% 5/1/18 (Pre Refunded to 5/1/12 @ 101) (e)	2,385	2,662
5.5% 5/1/08	5,815	6,084
5.5% 5/1/14 (AMBAC Insured)	7,935	8,801
5.5% 5/1/15 (AMBAC Insured)	9,000	9,955
5.875% 5/1/16 (Pre Refunded to 5/1/12 @ 101) (e)	4,535	5,176
6% 5/1/14	7,500	8,530
6% 5/1/14 (MBIA Insured)	2,000	2,275
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	1,000	1,148
California Econ. Recovery Series A, 5.25% 7/1/13
(MBIA Insured)	3,000	3,298
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16
(MBIA Insured) (d)	1,180	1,226
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC
Insured)	2,000	2,073
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA
Insured)	2,280	1,416
(Pepperdine Univ. Proj.) 5.75% 9/15/30
(Pre-Refunded to 9/15/08 @ 101) (e)	13,735	14,780
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	598
(Pooled College & Univ. Proj.) Series A, 6.125%
6/1/30 (Pre-Refunded to 6/1/10 @ 101) (e)	3,535	3,962
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,110
5.25% 9/1/26	7,910	8,583
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,039
5.125% 2/1/30	6,000	6,140
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,721
Series O, 5.125% 1/1/31	5,000	5,173
(Univ. of Southern California Proj.) Series A, 5.7%
10/1/15	5,675	6,056
California Franchise Tax Board Ctfs. of Prtn. 5.5%
10/1/06	1,825	1,852
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,362
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,300

3	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Series 2000, 5.5% 5/1/13 (MBIA Insured)	$1,900	$2,082
4.75% 9/1/10	1,300	1,364
5% 11/1/07	19,000	19,563
5% 2/1/09	4,070	4,256
5% 2/1/10	3,000	3,165
5% 12/1/11 (MBIA Insured)	4,000	4,301
5% 11/1/12	4,095	4,350
5% 12/1/18	1,850	1,927
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	7,395	7,920
5.25% 10/1/09	2,150	2,283
5.25% 2/1/11	5,670	6,090
5.25% 3/1/11	1,405	1,511
5.25% 3/1/12	3,000	3,246
5.25% 10/1/14	300	305
5.25% 2/1/15	2,310	2,491
5.25% 2/1/15 (MBIA Insured)	5,000	5,457
5.25% 2/1/16	7,500	8,051
5.25% 2/1/16 (MBIA Insured)	4,050	4,391
5.25% 10/1/17	260	264
5.25% 2/1/20	6,805	7,232
5.25% 11/1/26	1,000	1,052
5.25% 2/1/28	5,025	5,260
5.25% 11/1/29	5,000	5,233
5.25% 4/1/30	1,945	2,024
5.25% 2/1/33	3,250	3,389
5.25% 4/1/34	7,000	7,316
5.375% 4/1/15 (MBIA Insured)	1,500	1,631
5.375% 10/1/28	750	789
5.375% 10/1/28 (Pre Refunded to 10/1/10 @ 100) (e)	3,500	3,803
5.5% 6/1/10	1,600	1,726
5.5% 3/1/11 (FGIC Insured)	3,000	3,283
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,276
5.5% 3/1/12 (MBIA Insured)	5,000	5,472
5.5% 4/1/28	3,000	3,256
5.5% 6/1/28	3,960	4,224
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	1,040	1,130
5.5% 4/1/30	3,000	3,239
5.5% 11/1/33	14,150	15,287
5.625% 5/1/20	3,000	3,259
5.625% 5/1/26	4,005	4,328

Quarterly Report

4

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.75% 10/1/10	$7,325	$8,013
5.75% 12/1/10	2,500	2,742
5.75% 5/1/30	3,080	3,347
6% 2/1/08	1,000	1,054
6% 4/1/18	2,545	2,963
6.5% 2/1/08	5,750	6,111
6.6% 2/1/09	14,355	15,646
6.6% 2/1/11 (MBIA Insured)	2,150	2,455
6.75% 8/1/10	5,675	6,406
6.75% 8/1/12	1,100	1,281
7% 8/1/09	5,105	5,702
8% 11/1/07 (FGIC Insured)	2,000	2,122
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A, 5% 7/1/06	1,330	1,342
Series G, 5% 7/1/09	1,600	1,672
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,202
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09
@ 101) (e)	8,340	9,270
6.25% 12/1/34 (Pre-Refunded to 12/1/09
@ 101) (e)	15,905	17,753
5% 11/15/11	1,750	1,857
5% 11/15/14	1,485	1,580
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,360
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	145	63
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,927
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,680	1,687
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,122
5.25% 2/1/32 (AMBAC Insured)	6,295	6,636
Series A, 5.25% 7/1/16	4,900	5,333
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,244
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,155
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%,
tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,004

5	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: -
continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	$4,000	$4,595
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (c)(d)	3,000	3,087
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,659
5% 6/1/14	2,000	2,126
5.25% 6/1/24	3,400	3,582
5.25% 6/1/25	2,500	2,628
(California Cmnty. College Projs.) Series A, 5.25%
12/1/16	4,450	4,694
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,425	1,476
(Capitol East End Complex-Blocks 171-174 & 225
Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured) .	5,000	5,359
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,839
Series A:
5.25% 6/1/12	2,485	2,682
5.5% 6/1/15	1,000	1,096
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,194
(Dept. of Corrections, Madera State Prison Proj.)
Series E:
5.5% 6/1/15	8,250	8,964
5.5% 6/1/19	3,000	3,035
6% 6/1/07	1,590	1,649
(Dept. of Corrections, Monterey County State Prison
Proj.):
Series C:
5.5% 6/1/15	6,100	6,655
5.5% 6/1/17 (MBIA Insured)	4,775	5,274
Series D:
5.375% 11/1/12	1,250	1,297
5.375% 11/1/13	5,055	5,240
5.375% 11/1/14	5,000	5,181
(Dept. of Corrections, Susanville State Prison Proj.)
Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,382

Quarterly Report

6

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	$2,000	$2,195
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,370
(Substance Abuse Treatment Facilities Corcoran II
Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,065
(Ten Administrative Segregation Hsg. Units Proj.)
Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,662
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,226
Series B:
5.5% 6/1/19	1,650	1,652
6.4% 12/1/09	3,700	4,095
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,428
Series 2005 A, 5.25% 6/1/30	4,000	4,167
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,832
Series 2005 K, 5% 11/1/17	5,625	5,926
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,403
5.5% 11/1/16 (AMBAC Insured)	1,500	1,655
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,435	2,545
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,830
5.5% 7/1/07	1,425	1,473
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B,
5.25% 6/1/23 (FSA Insured)	1,800	1,923
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,959
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	15,000	15,050
Series 2004 G, 2.3%, tender 5/1/07 (c)	6,350	6,257
(Los Angeles Orthopaedic Hosp. Foundation Prog.)
5.75% 6/1/30 (AMBAC Insured)	10,000	10,447
(Sutter Health Systems Proj.) Series B, 5.625%
8/15/42	5,000	5,222
Carlsbad Unified School Distict 0% 11/1/15 (FGIC
Insured)	1,700	1,110
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt.
Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,758

7	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	$355	$356
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,046
5.5% 7/1/11 (MBIA Insured)	2,170	2,370
5.5% 7/1/14 (MBIA Insured)	1,545	1,716
5.5% 7/1/15 (MBIA Insured)	2,685	2,987
Compton Unified School District Series 2002 B, 5.5%
6/1/25 (MBIA Insured)	2,800	3,072
Contra Costa County Ctfs. of Prtn. (Merrithew Mem.
Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,094
Corona-Norco Unified School District Series D, 0%
9/1/27 (FSA Insured)	3,000	1,032
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank
NA, New York (c)	5,500	5,398
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,010
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,122
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	897
5% 4/1/11	2,780	2,864
5% 4/1/12	4,210	4,327
5% 4/1/13	1,830	1,876
5.25% 4/1/09	1,600	1,654
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	10,000	10,351
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC
Insured)	2,420	2,571
Elk Grove Unified School District Spl. Tax (Cmnty.
Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC
Insured)	4,000	5,058
Empire Union School District Spl. Tax (Cmnty. Facilities
District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	669
0% 10/1/25 (AMBAC Insured)	1,665	633
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	845
0% 8/1/21 (MBIA Insured)	1,000	482
Escondido Union High School District 0% 11/1/16
(Escrowed to Maturity) (e)	3,500	2,196
Fairfield Suisun Swr. District Swr. Rev. Series A, 0%
5/1/09 (MBIA Insured)	2,080	1,844

Quarterly Report 8

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	$3,000	$3,276
Folsom Cordova Unified School District School Facilities
Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	661
Folsom Cordova Unified School District School Facilities
Impt. District #2 (1998 Fing. Proj.) Series A, 0%
10/1/26 (MBIA Insured)	2,290	831
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,601
0% 8/1/20 (MBIA Insured)	6,425	3,280
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,790
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	595
5% 1/1/35 (MBIA Insured)	24,070	24,432
0% 1/15/27 (a)	4,000	3,421
0% 1/15/27 (MBIA Insured) (a)	4,500	4,033
0% 1/15/29 (a)	4,000	3,421
5% 1/15/16 (MBIA Insured)	5,860	6,189
5.5% 1/15/08 (MBIA Insured)	8,945	9,369
5.75% 1/15/40	8,155	8,258
Fremont Unified School District, Alameda County
Series F, 0% 8/1/09 (MBIA Insured)	1,000	879
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,093
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,410
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,105	13,218
6.75% 6/1/39	8,815	9,833
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,374
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,657
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	519
Series A:
5% 6/1/35 (FGIC Insured)	9,450	9,654
5% 6/1/38 (FGIC Insured)	8,000	8,154
5% 6/1/45	9,025	8,998

9 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp.: – continued
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	$3,000	$3,149
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,863
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e) .	5,035	5,575
Golden West Schools Fing. Auth. Rev. Series A, 0%
8/1/18 (MBIA Insured)	2,750	1,539
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev.
Proj.) 7.3% 9/1/11 (MBIA Insured)	555	659
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,126
5% 5/15/15 (FGIC Insured) (d)	1,000	1,056
6% 5/15/09 (FGIC Insured) (d)	3,450	3,703
6% 5/15/10 (FGIC Insured) (d)	1,000	1,091
6% 5/15/12 (FGIC Insured) (d)	3,500	3,903
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,839
5% 9/1/21 (AMBAC Insured)	2,805	2,928
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,162
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,490
(Disney Parking Proj.):
0% 3/1/10	2,000	1,693
0% 3/1/11	1,950	1,584
0% 3/1/12	2,180	1,677
0% 3/1/13	6,490	4,739
0% 9/1/14 (AMBAC Insured)	3,860	2,661
0% 3/1/18	3,000	1,673
0% 3/1/19	3,200	1,675
0% 3/1/20	1,000	492
Los Angeles County Metropolitan Trans. Auth. Sales Tax
Rev. (Proposition C Proj.) Second Tier Sr. Series A,
5.25% 7/1/25 (FGIC Insured)	3,500	3,733
Los Angeles County Schools Regionalized Bus. Svcs.
Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,148
5.375% 9/1/17 (FSA Insured)	1,095	1,201
5.375% 9/1/18 (FSA Insured)	1,155	1,259
5.375% 9/1/19 (FSA Insured)	1,210	1,315

Quarterly Report

10

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int’l. Arpt. Proj.) Series D, 5.625%
5/15/12 (FGIC Insured) (d)	$290	$293
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,201
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,132
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,401
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,316
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,085
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,912
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social
Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured) .	3,700	3,963
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(d)	6,265	6,512
Series B, 5.5% 8/1/08 (d)	1,505	1,540
7.6% 10/1/18 (Escrowed to Maturity) (e)	13,625	16,799
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,202
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,414
5.375% 7/1/17 (MBIA Insured)	8,095	8,893
5.375% 7/1/18 (MBIA Insured)	2,945	3,225
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,316
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D,
6.75% 7/1/20 (Escrowed to Maturity) (e)	2,285	2,715
Manhattan Beach Unified School District Series A, 0%
9/1/09 (FGIC Insured)	975	854
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	1,100	502
Metropolitan Wtr. District Southern California Wtrwks.
Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,554
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	956
0% 8/1/25 (FGIC Insured)	2,800	1,073
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,695
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,722

11	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (e)	$5,000	$5,037
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (e)	2,270	1,888
Mojave Wtr. Agcy. Impt. District M Gen. Oblig.
(Morongo Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,934
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,029
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	2,500	643
Montebello Unified School District 0% 6/1/26
(FSA Insured)	1,580	582
Monterey County Ctfs. of Prtn. Series 2001, 5.25%
8/1/16 (MBIA Insured)	2,445	2,632
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	513
Murrieta Valley Unified School District Series A, 0%
9/1/13 (FGIC Insured)	1,500	1,091
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,511
12% 8/1/17 (FSA Insured)	1,000	1,718
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,669
5.25% 9/1/25 (AMBAC Insured)	1,835	1,998
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,054
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,879
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,437
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23
(Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,185
Northern California Transmission Auth. Rev. (Ore Trans.
Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,362
Novato Unified School District 5.25% 8/1/17 (FGIC
Insured)	1,000	1,081
Oakland Redev. Agcy. Sub Tax Allocation (Central
District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,073
5.5% 9/1/17 (FGIC Insured)	3,000	3,308
Oakland Unified School District Alameda County 5%
8/1/16 (MBIA Insured)	4,740	5,101

Quarterly Report 12

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1
Proj.) 0% 8/1/10 (MBIA Insured)	$3,255	$2,749
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,802
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,891
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,401
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,129
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,858
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,903
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,173
Palmdale Elementary School District Spl. Tax (Cmnty.
Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA
Insured)	6,410	6,920
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,014
0% 8/1/21 (FGIC Insured)	1,000	482
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A, 3.75% 7/1/12	3,465	3,500
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (e)	4,035	4,314
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,620
5% 11/1/15 (MBIA Insured) (d)	5,850	6,124
5% 11/1/17 (MBIA Insured) (d)	3,355	3,482
5% 11/1/18 (MBIA Insured) (d)	2,740	2,835
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (d)	1,805	1,896
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,023
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,446
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour
Redev. Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,483
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,184

13 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev.
(Redev. Projs.):
Series A:
4.8% 10/1/07	$770	$789
4.8% 10/1/07 (Pre Refunded to 10/1/06 @ 102) (e)	310	320
5% 10/1/08	805	832
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	342
5% 10/1/09	815	842
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,945
5.1% 10/1/10	890	920
5.25% 10/1/12	985	1,019
5.5% 10/1/22	3,210	3,319
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,155
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,262
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	560
0% 8/1/25 (FGIC Insured)	2,725	1,054
0% 8/1/26 (FGIC Insured)	1,365	499
0% 8/1/27 (FGIC Insured)	2,500	863
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	675
0% 8/1/27 (FGIC Insured)	1,940	670
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	2,000	2,222
Sacramento City Fing. Auth. Rev. (Combined Area
Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,041
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,615
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,166
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,765
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5%
7/1/06	4,500	4,561
Salinas Union High School District Series A, 5.25%
10/1/17 (FGIC Insured)	1,410	1,541
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24
(Escrowed to Maturity) (e)	8,500	10,913
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,002
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,145

Quarterly Report

14

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Diego County Ctfs. of Prtn.: – continued
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC
Bank of New York, New York	$4,090	$4,582
5% 11/15/16 (AMBAC Insured)	2,000	2,147
5% 11/15/17 (AMBAC Insured)	2,000	2,136
5% 11/15/18 (AMBAC Insured)	2,000	2,127
5.25% 10/1/11	1,705	1,827
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. 5%
7/1/12 (AMBAC Insured) (d)	2,200	2,329
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,723
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded
to 7/1/12 @ 101) (e)	4,325	4,718
San Francisco Bay Area Rapid Trans. District Sales Tax
Rev. 5.25% 7/1/18	1,620	1,704
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll
Proj.) 5.75% 2/1/07	1,500	1,531
San Francisco City & County Arpts. Commission Int’l.
Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,169
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,671
Second Series 12A, 5.625% 5/1/08 (FGIC
Insured) (d)	1,625	1,656
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,431
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,074
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,425
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,868
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,071
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,876
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d) .	4,045	4,222
San Francisco City & County Redev. Fing. Auth. Tax
Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,246
Series A:
0% 8/1/09 (FGIC Insured)	1,085	954
0% 8/1/10 (FGIC Insured)	1,085	916
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,106

15	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: -
continued
Series A:
0% 1/15/10 (MBIA Insured)	$2,240	$1,930
0% 1/15/12 (MBIA Insured)	7,000	5,502
0% 1/15/15 (MBIA Insured)	5,000	3,378
0% 1/15/20 (MBIA Insured)	3,765	1,957
0% 1/15/31 (MBIA Insured)	5,000	1,405
0% 1/15/34 (MBIA Insured)	10,000	2,362
5.25% 1/15/30 (MBIA Insured)	12,145	12,596
5.5% 1/15/28	1,060	1,036
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,888
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,075
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,614
San Jose Unified School District, Santa Clara County
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,040
San Luis Obispo County Fing. Auth. Series 2000 A,
5.375% 8/1/24 (MBIA Insured)	1,000	1,058
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (e)	1,990	1,339
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,683
San Mateo Unified School District (Election of 2000
Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	861
0% 9/1/25 (FGIC Insured)	1,490	574
0% 9/1/26 (FGIC Insured)	1,500	546
Sanger Unified School District 5.6% 8/1/23 (MBIA
Insured)	3,000	3,396
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,037
5.75% 8/1/30 (FGIC Insured)	7,490	8,086
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,887
Santa Cruz City High School District Series B, 5.75%
8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,380	2,625
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1,
2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA
Insured)	1,865	2,245
Santa Monica Redev. Agcy. Tax Allocation Rev.
(Earthquake Recovery Redev. Proj.) Series 1999,
5.75% 7/1/22 (AMBAC Insured)	8,395	9,074

Quarterly Report 16

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$1,000	$366
0% 5/1/28 (MBIA Insured)	3,340	1,102
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,565
6.75% 7/1/11	6,500	7,416
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.)
Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,028
Sulphur Springs Union School District Series A, 0%
9/1/12 (MBIA Insured)	2,750	2,109
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender
9/1/09 (FSA Insured) (c)	3,000	2,931
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	3,465	2,754
Tobacco Securitization Auth. Northern California
Tobacco Settlement Rev. Series 2001 A, 5.25%
6/1/31	2,000	1,992
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.)
Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,159
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,438
6% 6/1/22	1,100	1,219
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,130
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	557
0% 9/1/21 (FGIC Insured)	2,995	1,426
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,308
5.5% 5/15/24 (AMBAC Insured)	1,000	1,083
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,779
4.55% 12/1/09 (f)	22,065	22,338
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,972
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,142
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,243
5% 5/15/17 (FSA Insured)	4,000	4,252
5.25% 5/15/16 (AMBAC Insured)	5,000	5,453

17 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$1,990	$2,019
5.25% 1/1/13	8,500	8,625
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,165
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e) .	1,000	1,113
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e) .	1,380	1,536
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,662
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	109
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (e)	900	999
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	833
0% 8/1/31 (FGIC Insured)	2,715	742
0% 8/1/32 (FGIC Insured)	1,315	339
5.25% 8/1/16 (FGIC Insured)	1,000	1,096
Washington Unified School District Yolo County Series A,
0% 8/1/27 (FGIC Insured)	5,000	1,745
Whittier Union High School District Series B, 5.875%
8/1/30 (FSA Insured)	2,405	2,614
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	995
		1,562,737

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,119
5.875% 7/1/35	1,240	1,280
		2,399

Puerto Rico 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,096
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,620	6,092
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,050	1,131
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25%
7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,029
		15,348

Quarterly Report

18

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$550	$573
5.25% 10/1/15	1,255	1,329
		1,902

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $1,521,439)		1,582,386

NET OTHER ASSETS – 0.9%		14,221
NET ASSETS 100%		$1,596,607

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $22,338,000
or 1.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 22,065

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,519,925,000. Net unrealized appreciation aggregated $62,461,000, of which $67,995,000 related to appreciated investment securities and $5,534,000 related to depreciated investment securities.

19 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

20

Quarterly Holdings Report for Fidelity® Advisor California Municipal Income Fund Class A Class T Class B Class C Institutional Class

November 30, 2005

1.824868.100 ASCM-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 99.1%
	Principal	Value
	Amount (000s)	(000s)
California – 97.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$2,720	$743
0% 8/1/32 (FGIC Insured)	3,760	970
Alameda Corridor Trans. Auth. Rev. Series A, 5.25%
10/1/21 (MBIA Insured)	7,575	8,109
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA
Insured)	2,310	1,369
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub.
Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,181
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,120
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,339
Azusa Unified School District 5.375% 7/1/16
(FSA Insured)	1,225	1,337
Benicia Unified School District Series B, 0% 8/1/24
(MBIA Insured)	7,005	2,865
Burbank Glendale Pasadena Arpt. Auth. Rev.
Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,948
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,190
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,354
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,476
Butte-Glenn Cmnty. College District Series A, 5.5%
8/1/18 (MBIA Insured)	1,085	1,200
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,900
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,816
0% 8/1/12 (AMBAC Insured)	2,800	2,154
0% 8/1/17 (AMBAC Insured)	1,000	593
0% 8/1/18 (AMBAC Insured)	2,000	1,126
California Dept. of Wtr. Resources Central Valley Proj.
Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	872
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,139
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (e) .	2,125	2,387
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (e)	3,375	3,828
6% 5/1/13	2,320	2,646
Series A:
5% 5/1/17	1,000	1,048
5.25% 5/1/11 (FSA Insured)	15,275	16,534

Quarterly Report 2

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.25% 5/1/12 (MBIA Insured)	$6,000	$6,540
5.375% 5/1/18 (Pre Refunded to 5/1/12 @ 101) (e)	2,385	2,662
5.5% 5/1/08	5,815	6,084
5.5% 5/1/14 (AMBAC Insured)	7,935	8,801
5.5% 5/1/15 (AMBAC Insured)	9,000	9,955
5.875% 5/1/16 (Pre Refunded to 5/1/12 @ 101) (e)	4,535	5,176
6% 5/1/14	7,500	8,530
6% 5/1/14 (MBIA Insured)	2,000	2,275
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	1,000	1,148
California Econ. Recovery Series A, 5.25% 7/1/13
(MBIA Insured)	3,000	3,298
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16
(MBIA Insured) (d)	1,180	1,226
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC
Insured)	2,000	2,073
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA
Insured)	2,280	1,416
(Pepperdine Univ. Proj.) 5.75% 9/15/30
(Pre-Refunded to 9/15/08 @ 101) (e)	13,735	14,780
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	598
(Pooled College & Univ. Proj.) Series A, 6.125%
6/1/30 (Pre-Refunded to 6/1/10 @ 101) (e)	3,535	3,962
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,110
5.25% 9/1/26	7,910	8,583
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,039
5.125% 2/1/30	6,000	6,140
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,721
Series O, 5.125% 1/1/31	5,000	5,173
(Univ. of Southern California Proj.) Series A, 5.7%
10/1/15	5,675	6,056
California Franchise Tax Board Ctfs. of Prtn. 5.5%
10/1/06	1,825	1,852
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,362
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,300

3	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
Series 2000, 5.5% 5/1/13 (MBIA Insured)	$1,900	$2,082
4.75% 9/1/10	1,300	1,364
5% 11/1/07	19,000	19,563
5% 2/1/09	4,070	4,256
5% 2/1/10	3,000	3,165
5% 12/1/11 (MBIA Insured)	4,000	4,301
5% 11/1/12	4,095	4,350
5% 12/1/18	1,850	1,927
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	7,395	7,920
5.25% 10/1/09	2,150	2,283
5.25% 2/1/11	5,670	6,090
5.25% 3/1/11	1,405	1,511
5.25% 3/1/12	3,000	3,246
5.25% 10/1/14	300	305
5.25% 2/1/15	2,310	2,491
5.25% 2/1/15 (MBIA Insured)	5,000	5,457
5.25% 2/1/16	7,500	8,051
5.25% 2/1/16 (MBIA Insured)	4,050	4,391
5.25% 10/1/17	260	264
5.25% 2/1/20	6,805	7,232
5.25% 11/1/26	1,000	1,052
5.25% 2/1/28	5,025	5,260
5.25% 11/1/29	5,000	5,233
5.25% 4/1/30	1,945	2,024
5.25% 2/1/33	3,250	3,389
5.25% 4/1/34	7,000	7,316
5.375% 4/1/15 (MBIA Insured)	1,500	1,631
5.375% 10/1/28	750	789
5.375% 10/1/28 (Pre Refunded to 10/1/10 @ 100) (e)	3,500	3,803
5.5% 6/1/10	1,600	1,726
5.5% 3/1/11 (FGIC Insured)	3,000	3,283
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,276
5.5% 3/1/12 (MBIA Insured)	5,000	5,472
5.5% 4/1/28	3,000	3,256
5.5% 6/1/28	3,960	4,224
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	1,040	1,130
5.5% 4/1/30	3,000	3,239
5.5% 11/1/33	14,150	15,287
5.625% 5/1/20	3,000	3,259
5.625% 5/1/26	4,005	4,328

Quarterly Report

4

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.75% 10/1/10	$7,325	$8,013
5.75% 12/1/10	2,500	2,742
5.75% 5/1/30	3,080	3,347
6% 2/1/08	1,000	1,054
6% 4/1/18	2,545	2,963
6.5% 2/1/08	5,750	6,111
6.6% 2/1/09	14,355	15,646
6.6% 2/1/11 (MBIA Insured)	2,150	2,455
6.75% 8/1/10	5,675	6,406
6.75% 8/1/12	1,100	1,281
7% 8/1/09	5,105	5,702
8% 11/1/07 (FGIC Insured)	2,000	2,122
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A, 5% 7/1/06	1,330	1,342
Series G, 5% 7/1/09	1,600	1,672
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,202
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09
@ 101) (e)	8,340	9,270
6.25% 12/1/34 (Pre-Refunded to 12/1/09
@ 101) (e)	15,905	17,753
5% 11/15/11	1,750	1,857
5% 11/15/14	1,485	1,580
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,360
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	145	63
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,927
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,680	1,687
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,122
5.25% 2/1/32 (AMBAC Insured)	6,295	6,636
Series A, 5.25% 7/1/16	4,900	5,333
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,244
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,155
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%,
tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,004

5	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: -
continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	$4,000	$4,595
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (c)(d)	3,000	3,087
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,659
5% 6/1/14	2,000	2,126
5.25% 6/1/24	3,400	3,582
5.25% 6/1/25	2,500	2,628
(California Cmnty. College Projs.) Series A, 5.25%
12/1/16	4,450	4,694
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,425	1,476
(Capitol East End Complex-Blocks 171-174 & 225
Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured) .	5,000	5,359
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,839
Series A:
5.25% 6/1/12	2,485	2,682
5.5% 6/1/15	1,000	1,096
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,194
(Dept. of Corrections, Madera State Prison Proj.)
Series E:
5.5% 6/1/15	8,250	8,964
5.5% 6/1/19	3,000	3,035
6% 6/1/07	1,590	1,649
(Dept. of Corrections, Monterey County State Prison
Proj.):
Series C:
5.5% 6/1/15	6,100	6,655
5.5% 6/1/17 (MBIA Insured)	4,775	5,274
Series D:
5.375% 11/1/12	1,250	1,297
5.375% 11/1/13	5,055	5,240
5.375% 11/1/14	5,000	5,181
(Dept. of Corrections, Susanville State Prison Proj.)
Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,382

Quarterly Report

6

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	$2,000	$2,195
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,370
(Substance Abuse Treatment Facilities Corcoran II
Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,065
(Ten Administrative Segregation Hsg. Units Proj.)
Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,662
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,226
Series B:
5.5% 6/1/19	1,650	1,652
6.4% 12/1/09	3,700	4,095
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,428
Series 2005 A, 5.25% 6/1/30	4,000	4,167
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,832
Series 2005 K, 5% 11/1/17	5,625	5,926
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,403
5.5% 11/1/16 (AMBAC Insured)	1,500	1,655
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,435	2,545
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,830
5.5% 7/1/07	1,425	1,473
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B,
5.25% 6/1/23 (FSA Insured)	1,800	1,923
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,959
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	15,000	15,050
Series 2004 G, 2.3%, tender 5/1/07 (c)	6,350	6,257
(Los Angeles Orthopaedic Hosp. Foundation Prog.)
5.75% 6/1/30 (AMBAC Insured)	10,000	10,447
(Sutter Health Systems Proj.) Series B, 5.625%
8/15/42	5,000	5,222
Carlsbad Unified School Distict 0% 11/1/15 (FGIC
Insured)	1,700	1,110
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt.
Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,758

7	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	$355	$356
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,046
5.5% 7/1/11 (MBIA Insured)	2,170	2,370
5.5% 7/1/14 (MBIA Insured)	1,545	1,716
5.5% 7/1/15 (MBIA Insured)	2,685	2,987
Compton Unified School District Series 2002 B, 5.5%
6/1/25 (MBIA Insured)	2,800	3,072
Contra Costa County Ctfs. of Prtn. (Merrithew Mem.
Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,094
Corona-Norco Unified School District Series D, 0%
9/1/27 (FSA Insured)	3,000	1,032
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank
NA, New York (c)	5,500	5,398
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,010
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,122
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	897
5% 4/1/11	2,780	2,864
5% 4/1/12	4,210	4,327
5% 4/1/13	1,830	1,876
5.25% 4/1/09	1,600	1,654
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	10,000	10,351
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC
Insured)	2,420	2,571
Elk Grove Unified School District Spl. Tax (Cmnty.
Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC
Insured)	4,000	5,058
Empire Union School District Spl. Tax (Cmnty. Facilities
District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	669
0% 10/1/25 (AMBAC Insured)	1,665	633
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	845
0% 8/1/21 (MBIA Insured)	1,000	482
Escondido Union High School District 0% 11/1/16
(Escrowed to Maturity) (e)	3,500	2,196
Fairfield Suisun Swr. District Swr. Rev. Series A, 0%
5/1/09 (MBIA Insured)	2,080	1,844

Quarterly Report 8

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	$3,000	$3,276
Folsom Cordova Unified School District School Facilities
Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	661
Folsom Cordova Unified School District School Facilities
Impt. District #2 (1998 Fing. Proj.) Series A, 0%
10/1/26 (MBIA Insured)	2,290	831
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,601
0% 8/1/20 (MBIA Insured)	6,425	3,280
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,790
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	595
5% 1/1/35 (MBIA Insured)	24,070	24,432
0% 1/15/27 (a)	4,000	3,421
0% 1/15/27 (MBIA Insured) (a)	4,500	4,033
0% 1/15/29 (a)	4,000	3,421
5% 1/15/16 (MBIA Insured)	5,860	6,189
5.5% 1/15/08 (MBIA Insured)	8,945	9,369
5.75% 1/15/40	8,155	8,258
Fremont Unified School District, Alameda County
Series F, 0% 8/1/09 (MBIA Insured)	1,000	879
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,093
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,410
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,105	13,218
6.75% 6/1/39	8,815	9,833
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,374
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,657
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	519
Series A:
5% 6/1/35 (FGIC Insured)	9,450	9,654
5% 6/1/38 (FGIC Insured)	8,000	8,154
5% 6/1/45	9,025	8,998

9 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp.: – continued
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	$3,000	$3,149
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,863
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e) .	5,035	5,575
Golden West Schools Fing. Auth. Rev. Series A, 0%
8/1/18 (MBIA Insured)	2,750	1,539
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev.
Proj.) 7.3% 9/1/11 (MBIA Insured)	555	659
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,126
5% 5/15/15 (FGIC Insured) (d)	1,000	1,056
6% 5/15/09 (FGIC Insured) (d)	3,450	3,703
6% 5/15/10 (FGIC Insured) (d)	1,000	1,091
6% 5/15/12 (FGIC Insured) (d)	3,500	3,903
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,839
5% 9/1/21 (AMBAC Insured)	2,805	2,928
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,162
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,490
(Disney Parking Proj.):
0% 3/1/10	2,000	1,693
0% 3/1/11	1,950	1,584
0% 3/1/12	2,180	1,677
0% 3/1/13	6,490	4,739
0% 9/1/14 (AMBAC Insured)	3,860	2,661
0% 3/1/18	3,000	1,673
0% 3/1/19	3,200	1,675
0% 3/1/20	1,000	492
Los Angeles County Metropolitan Trans. Auth. Sales Tax
Rev. (Proposition C Proj.) Second Tier Sr. Series A,
5.25% 7/1/25 (FGIC Insured)	3,500	3,733
Los Angeles County Schools Regionalized Bus. Svcs.
Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,148
5.375% 9/1/17 (FSA Insured)	1,095	1,201
5.375% 9/1/18 (FSA Insured)	1,155	1,259
5.375% 9/1/19 (FSA Insured)	1,210	1,315

Quarterly Report

10

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int’l. Arpt. Proj.) Series D, 5.625%
5/15/12 (FGIC Insured) (d)	$290	$293
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,201
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,132
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,401
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,316
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,085
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,912
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social
Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured) .	3,700	3,963
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(d)	6,265	6,512
Series B, 5.5% 8/1/08 (d)	1,505	1,540
7.6% 10/1/18 (Escrowed to Maturity) (e)	13,625	16,799
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,202
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,414
5.375% 7/1/17 (MBIA Insured)	8,095	8,893
5.375% 7/1/18 (MBIA Insured)	2,945	3,225
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,316
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D,
6.75% 7/1/20 (Escrowed to Maturity) (e)	2,285	2,715
Manhattan Beach Unified School District Series A, 0%
9/1/09 (FGIC Insured)	975	854
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	1,100	502
Metropolitan Wtr. District Southern California Wtrwks.
Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,554
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	956
0% 8/1/25 (FGIC Insured)	2,800	1,073
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,695
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,722

11	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (e)	$5,000	$5,037
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (e)	2,270	1,888
Mojave Wtr. Agcy. Impt. District M Gen. Oblig.
(Morongo Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,934
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,029
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	2,500	643
Montebello Unified School District 0% 6/1/26
(FSA Insured)	1,580	582
Monterey County Ctfs. of Prtn. Series 2001, 5.25%
8/1/16 (MBIA Insured)	2,445	2,632
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	513
Murrieta Valley Unified School District Series A, 0%
9/1/13 (FGIC Insured)	1,500	1,091
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,511
12% 8/1/17 (FSA Insured)	1,000	1,718
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,669
5.25% 9/1/25 (AMBAC Insured)	1,835	1,998
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,054
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,879
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,437
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23
(Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,185
Northern California Transmission Auth. Rev. (Ore Trans.
Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,362
Novato Unified School District 5.25% 8/1/17 (FGIC
Insured)	1,000	1,081
Oakland Redev. Agcy. Sub Tax Allocation (Central
District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,073
5.5% 9/1/17 (FGIC Insured)	3,000	3,308
Oakland Unified School District Alameda County 5%
8/1/16 (MBIA Insured)	4,740	5,101

Quarterly Report 12

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1
Proj.) 0% 8/1/10 (MBIA Insured)	$3,255	$2,749
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,802
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,891
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,401
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,129
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,858
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,903
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,173
Palmdale Elementary School District Spl. Tax (Cmnty.
Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA
Insured)	6,410	6,920
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,014
0% 8/1/21 (FGIC Insured)	1,000	482
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.)
Series A, 3.75% 7/1/12	3,465	3,500
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (e)	4,035	4,314
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,620
5% 11/1/15 (MBIA Insured) (d)	5,850	6,124
5% 11/1/17 (MBIA Insured) (d)	3,355	3,482
5% 11/1/18 (MBIA Insured) (d)	2,740	2,835
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (d)	1,805	1,896
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,023
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,446
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour
Redev. Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,483
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,184

13 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev.
(Redev. Projs.):
Series A:
4.8% 10/1/07	$770	$789
4.8% 10/1/07 (Pre Refunded to 10/1/06 @ 102) (e)	310	320
5% 10/1/08	805	832
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	342
5% 10/1/09	815	842
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,945
5.1% 10/1/10	890	920
5.25% 10/1/12	985	1,019
5.5% 10/1/22	3,210	3,319
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,155
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,262
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	560
0% 8/1/25 (FGIC Insured)	2,725	1,054
0% 8/1/26 (FGIC Insured)	1,365	499
0% 8/1/27 (FGIC Insured)	2,500	863
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	675
0% 8/1/27 (FGIC Insured)	1,940	670
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	2,000	2,222
Sacramento City Fing. Auth. Rev. (Combined Area
Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,041
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,615
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,166
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,765
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5%
7/1/06	4,500	4,561
Salinas Union High School District Series A, 5.25%
10/1/17 (FGIC Insured)	1,410	1,541
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24
(Escrowed to Maturity) (e)	8,500	10,913
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,002
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,145

Quarterly Report

14

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Diego County Ctfs. of Prtn.: – continued
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC
Bank of New York, New York	$4,090	$4,582
5% 11/15/16 (AMBAC Insured)	2,000	2,147
5% 11/15/17 (AMBAC Insured)	2,000	2,136
5% 11/15/18 (AMBAC Insured)	2,000	2,127
5.25% 10/1/11	1,705	1,827
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. 5%
7/1/12 (AMBAC Insured) (d)	2,200	2,329
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,723
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded
to 7/1/12 @ 101) (e)	4,325	4,718
San Francisco Bay Area Rapid Trans. District Sales Tax
Rev. 5.25% 7/1/18	1,620	1,704
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll
Proj.) 5.75% 2/1/07	1,500	1,531
San Francisco City & County Arpts. Commission Int’l.
Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,169
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,671
Second Series 12A, 5.625% 5/1/08 (FGIC
Insured) (d)	1,625	1,656
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,431
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,074
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,425
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,868
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,071
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,876
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d) .	4,045	4,222
San Francisco City & County Redev. Fing. Auth. Tax
Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,246
Series A:
0% 8/1/09 (FGIC Insured)	1,085	954
0% 8/1/10 (FGIC Insured)	1,085	916
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,106

15	Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: -
continued
Series A:
0% 1/15/10 (MBIA Insured)	$2,240	$1,930
0% 1/15/12 (MBIA Insured)	7,000	5,502
0% 1/15/15 (MBIA Insured)	5,000	3,378
0% 1/15/20 (MBIA Insured)	3,765	1,957
0% 1/15/31 (MBIA Insured)	5,000	1,405
0% 1/15/34 (MBIA Insured)	10,000	2,362
5.25% 1/15/30 (MBIA Insured)	12,145	12,596
5.5% 1/15/28	1,060	1,036
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,888
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,075
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,614
San Jose Unified School District, Santa Clara County
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,040
San Luis Obispo County Fing. Auth. Series 2000 A,
5.375% 8/1/24 (MBIA Insured)	1,000	1,058
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (e)	1,990	1,339
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,683
San Mateo Unified School District (Election of 2000
Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	861
0% 9/1/25 (FGIC Insured)	1,490	574
0% 9/1/26 (FGIC Insured)	1,500	546
Sanger Unified School District 5.6% 8/1/23 (MBIA
Insured)	3,000	3,396
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,037
5.75% 8/1/30 (FGIC Insured)	7,490	8,086
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,887
Santa Cruz City High School District Series B, 5.75%
8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,380	2,625
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1,
2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA
Insured)	1,865	2,245
Santa Monica Redev. Agcy. Tax Allocation Rev.
(Earthquake Recovery Redev. Proj.) Series 1999,
5.75% 7/1/22 (AMBAC Insured)	8,395	9,074

Quarterly Report 16

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$1,000	$366
0% 5/1/28 (MBIA Insured)	3,340	1,102
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,565
6.75% 7/1/11	6,500	7,416
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.)
Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,028
Sulphur Springs Union School District Series A, 0%
9/1/12 (MBIA Insured)	2,750	2,109
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender
9/1/09 (FSA Insured) (c)	3,000	2,931
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	3,465	2,754
Tobacco Securitization Auth. Northern California
Tobacco Settlement Rev. Series 2001 A, 5.25%
6/1/31	2,000	1,992
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.)
Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,159
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,438
6% 6/1/22	1,100	1,219
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,130
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	557
0% 9/1/21 (FGIC Insured)	2,995	1,426
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,308
5.5% 5/15/24 (AMBAC Insured)	1,000	1,083
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,779
4.55% 12/1/09 (f)	22,065	22,338
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,972
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,142
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,243
5% 5/15/17 (FSA Insured)	4,000	4,252
5.25% 5/15/16 (AMBAC Insured)	5,000	5,453

17 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$1,990	$2,019
5.25% 1/1/13	8,500	8,625
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,165
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e) .	1,000	1,113
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e) .	1,380	1,536
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,662
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	109
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (e)	900	999
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	833
0% 8/1/31 (FGIC Insured)	2,715	742
0% 8/1/32 (FGIC Insured)	1,315	339
5.25% 8/1/16 (FGIC Insured)	1,000	1,096
Washington Unified School District Yolo County Series A,
0% 8/1/27 (FGIC Insured)	5,000	1,745
Whittier Union High School District Series B, 5.875%
8/1/30 (FSA Insured)	2,405	2,614
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	995
		1,562,737

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,119
5.875% 7/1/35	1,240	1,280
		2,399

Puerto Rico 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,096
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,620	6,092
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,050	1,131
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25%
7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,029
		15,348

Quarterly Report

18

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$550	$573
5.25% 10/1/15	1,255	1,329
		1,902

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $1,521,439)		1,582,386

NET OTHER ASSETS – 0.9%		14,221
NET ASSETS 100%		$1,596,607

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $22,338,000
or 1.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 22,065

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,519,925,000. Net unrealized appreciation aggregated $62,461,000, of which $67,995,000 related to appreciated investment securities and $5,534,000 related to depreciated investment securities.

19 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

20

Quarterly Holdings Report for Fidelity® California Short Intermediate Tax Free Bond Fund

November 30, 2005

1.824280.100 CSI-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 78.4%
	Principal	Value
	Amount
California – 76.8%
Alameda County Ctfs. of Prtn. Series A, 5.375%
12/1/09 (MBIA Insured)	$60,000	$64,594
Alameda Unified School District Gen. Oblig. 5.5%
7/1/13 (FSA Insured)	25,000	27,983
Anaheim Union High School District Series A, 5%
8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	90,000	97,894
Berkeley Unified School District Gen. Oblig. Series I, 5%
8/1/08 (FSA Insured)	15,000	15,670
California County Tobacco Securitization Agcy. Tobacco
Settlement Asset-Backed Series 2002 A, 5.875%
6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	55,000	61,811
California Dept. of Trans. Rev. Series A, 5% 2/1/12
(FGIC Insured)	25,000	26,902
California Dept. of Wtr. Resources Central Valley Proj.
Wtr. Sys. Rev.:
(Wtr. Sys. Proj.) Series Q, 6% 12/1/09	40,000	43,755
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	84,687
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 6% 5/1/13	15,000	17,106
Series 2005 A, 5.5% 5/1/11	25,000	27,109
Series A:
5% 5/1/09 (MBIA Insured)	25,000	26,308
5.25% 5/1/07 (MBIA Insured)	30,000	30,825
5.25% 5/1/11 (FSA Insured)	35,000	37,884
5.25% 5/1/12 (FSA Insured)	420,000	457,808
5.5% 5/1/08	80,000	83,695
5.5% 5/1/13 (AMBAC Insured)	100,000	111,211
California Dept. of Wtr. Resources Wtr. Rev. Series W,
5.5% 12/1/13 (FSA Insured)	70,000	78,595
California Econ. Recovery:
Series 2004 A:
5% 1/1/08	50,000	51,708
5% 7/1/10 (MBIA Insured)	125,000	133,236
5% 7/1/11 (MBIA Insured)	45,000	48,318
5.25% 7/1/12	50,000	54,453
Series A:
4% 1/1/06	20,000	20,011
5% 7/1/09	300,000	315,906
5.25% 1/1/11	505,000	544,274
5.25% 7/1/12 (FGIC Insured)	25,000	27,349
5.25% 7/1/13 (MBIA Insured)	225,000	247,374
5.25% 7/1/14 (FGIC Insured)	35,000	38,602
Series B, 5%, tender 7/1/07 (a)	150,000	153,918

Quarterly Report 2

Municipal Bonds continued
		Principal	Value
		Amount
California – continued
California Edl. Facilities Auth. Rev. (Univ. of Southern
California Proj.) Series 2003 B, 5% 10/1/06		$30,000	$30,453
California Gen. Oblig.:
Series AR, 10% 10/1/08		40,000	46,714
Series AT, 9.75% 2/1/09		10,000	11,782
0% 4/1/11		15,000	12,149
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)		20,000	20,990
5% 4/1/09		30,000	31,437
5% 2/1/10		30,000	31,654
5% 5/1/11		60,000	63,909
5% 4/1/12		50,000	53,458
5% 2/1/13		55,000	58,885
5% 6/1/13		1,000,000	1,072,180
5.25% 10/1/12		100,000	108,574
5.25% 2/1/14 (FSA Insured)		35,000	38,439
5.25% 10/1/15 (Pre-Refunded to 10/1/10
@ 100) (b)		75,000	81,085
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	.	25,000	26,900
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	.	35,000	37,794
5.5% 4/1/11		25,000	27,205
6% 2/1/08		35,000	36,904
6% 2/1/09		60,000	64,423
6% 9/1/09		30,000	32,540
7% 2/1/09		35,000	38,562
7% 10/1/09		10,000	11,200
7.1% 3/1/08		10,000	10,782
8% 11/1/07 (FGIC Insured)		730,000	774,530
10% 9/1/09		85,000	103,330
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09		400,000	417,920
(Cedars-Sinai Med. Ctr. Proj.):
Series A, 6.125% 12/1/30 (Pre-Refunded to
12/1/09 @ 101) (b)		40,000	44,463
5% 11/15/09		250,000	262,665
(Kaiser Permante Proj.) Series A, 5% 6/1/07
(Escrowed to Maturity) (b)		45,000	46,248
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5%
7/1/11 (FSA Insured)		25,000	26,909
Series A:
5.25% 10/1/13 (AMBAC Insured)		20,000	22,074
5.25% 7/1/16		100,000	108,843

3			Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
California – continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series A:
5% 6/1/11	$100,000	$106,098
5.25% 6/1/12	10,000	10,791
5.25% 6/1/14	50,000	54,050
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,154
(Dept. of Corrections, Madera State Prison Proj.)
Series E, 6% 6/1/10	100,000	109,302
(Dept. of Corrections, Monterey County State Prison
Proj.):
Series 2003 C, 5% 6/1/08	500,000	517,725
Series 2004 D, 3% 12/1/05	25,000	25,000
(Regents Univ. of California Proj.) Series A, 0%
9/1/07	85,000	79,859
(Various California State Univ. Projs.):
Series A, 5.5% 6/1/14	40,000	44,101
Series B, 5.55% 6/1/10	75,000	81,239
California State Univ. Rev. & Colleges Series B, 5%
11/1/11 (AMBAC Insured)	25,000	26,902
California State Univ., Fresno Assoc., Inc. Auxiliary
Organization Event Ctr. Rev. 6% 7/1/26
(Pre-Refunded to 7/1/12 @ 101) (b)	35,000	40,131
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser
Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (a)	1,000,000	990,410
Series 2004 G, 2.3%, tender 5/1/07 (a)	300,000	295,584
Series 2004 H, 2.625%, tender 5/1/08 (a)	450,000	439,160
Capistrano Unified School District Cmnty. Facilities
District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded
to 9/1/09 @ 102) (b)	20,000	22,018
Central Valley School District Fing. Auth. Rev. (School
District Gen. Oblig. Bond Rfdg. Prog.) Series A, 6%
8/1/06 (MBIA Insured)	145,000	147,691
Chaffey Unified High School District 5% 8/1/12 (FGIC
Insured)	20,000	21,631
Coast Cmnty. College District Ctfs. of Prtn. (Coastline
Cmnty. College Ctr. Proj.) 5% 2/1/06 (Escrowed to
Maturity) (b)	150,000	150,470
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured) .	15,000	10,866
Duarte Unified School District Gen. Oblig. Series B, 0%
11/1/16 (FSA Insured)	85,000	52,598
El Centro School District Gen. Oblig. Series A, 6%
8/1/12 (AMBAC Insured)	15,000	17,151

Quarterly Report 4

Municipal Bonds continued
	Principal	Value
	Amount
California – continued
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6%
9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	$50,000	$54,017
Fremont Union High School District, Santa Clara Series
1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12
@ 100) (b)	85,000	92,538
Golden State Tobacco Securitization Corp.:
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13
@ 100) (b)	50,000	53,744
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	180,000	193,477
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	25,000	26,872
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	500,000	553,575
Jefferson Union High School District Gen. Oblig.
Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	57,225
Kern County High School District Series A, 6.3% 8/1/10
(MBIA Insured)	75,000	83,912
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to
Maturity) (b)	90,000	69,558
(Disney Parking Proj.) 0% 3/1/14	20,000	13,509
Los Angeles County Metropolitan Trans. Auth. Rev. (Gen.
Union Station Proj.) Series A, 5% 7/1/09
(Pre-Refunded to 7/1/06 @ 101) (b)	100,000	102,090
Los Angeles County Metropolitan Trans. Auth. Sales Tax
Rev.:
(Proposition C Proj.):
First Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	25,000	27,163
Second Series 1999 A, 6% 7/1/09	100,000	108,288
Series 2005 B, 5% 7/1/09	25,000	26,369
Los Angeles County Pub. Works Fing. Auth. Lease Rev.
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to
12/1/07 @ 101) (b)	25,000	26,194
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. Disctict Proj.)
Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,795
(Reg’l. Park & Open Space District Proj.) 5% 10/1/14
(FSA Insured)	25,000	27,210
Los Angeles Dept. Arpts. Rev. Series B, 5% 5/15/14
(MBIA Insured)	125,000	135,653
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A
Subseries A 1, 4% 7/1/06	10,000	10,048
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	20,000	22,054

5		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
California – continued
Los Angeles Gen. Oblig.: – continued
Series 2003 A, 5% 9/1/13 (MBIA Insured)	$20,000	$21,721
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	37,063
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11
@ 100) (b)	30,000	32,433
Los Angeles Sanitation Equip. Charge Rev. Series A:
5% 2/1/07 (AMBAC Insured)	25,000	25,526
5% 2/1/09 (AMBAC Insured)	25,000	26,293
Los Angeles Unified School District:
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to
7/1/10 @ 100) (b)	80,000	87,618
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to
7/1/08 @ 101) (b)	25,000	26,358
Series E, 5% 7/1/09 (MBIA Insured)	15,000	15,863
Los Angeles Unified School District Cfts. of Prtn. Series
2002, 5% 6/1/08 (FSA Insured)	55,000	57,283
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing.
Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,062
Metropolitan Wtr. District Southern California Wtrwks.
Rev.:
Series 2004 B, 5% 7/1/10	70,000	74,521
Series A:
5% 7/1/13	25,000	27,026
5.25% 7/1/10 (Escrowed to Maturity) (b)	55,000	59,370
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	215,000	235,623
Series B, 5% 7/1/11	25,000	26,805
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured) .	10,000	10,556
Newhall School District Gen. Oblig. Series B, 5%
8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	49,304
North Orange County Cmnty. College District Rev. 5%
8/1/16 (MBIA Insured)	25,000	27,006
Northern California Pwr. Agcy. Pub. Pwr. Rev.
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	27,506
5.85% 7/1/10 (AMBAC Insured)	25,000	27,539
Norwalk– Mirada Unified School District 5% 8/1/23
(Pre-Refunded to 8/1/13 @ 100) (b)	30,000	32,703
Oakland Unified School District Alameda County 5%
8/1/12 (MBIA Insured)	60,000	64,708
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,924
6% 2/15/08	20,000	21,142

Quarterly Report

6

Municipal Bonds continued
	Principal	Value
	Amount
California – continued
Orchard School District Gen. Oblig. Series A, 0%
2/1/16 (FGIC Insured)	$35,000	$22,274
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15
(FSA Insured)	25,000	27,173
Palos Verdes Peninsula Unified School District Series A,
5.25% 11/1/14 (Pre-Refunded to 11/1/10
@ 101) (b)	20,000	21,866
Pasadena Calif Ino School District 5% 11/1/10 (FGIC
Insured)	30,000	32,137
Petaluma Cmnty. Dev. Commission Tax Allocation
(Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14
(Pre-Refunded to 5/1/08 @ 101) (b)	50,000	52,889
Pleasanton Unified School District Gen. Oblig.:
Series B, 5% 8/1/14 (FSA Insured)	60,000	65,219
Series D, 5.25% 8/1/19 (Pre-Refunded to 8/1/07
@ 101) (b)	10,000	10,439
5% 8/1/11 (FSA Insured)	25,000	26,895
Pomona Unified School District Series A, 5.65% 2/1/08
(MBIA Insured)	25,000	26,281
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12
(FGIC Insured)	50,000	54,213
Sacramento Muni. Util. District Elec. Rev. Series R, 5%
8/15/14 (MBIA Insured)	25,000	27,183
San Francisco Bay Area Rapid Trans. District Sales Tax
Rev.:
5.5% 7/1/07	75,000	77,646
5.5% 7/1/07 (Escrowed to Maturity) (b)	125,000	129,566
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5.125%
10/1/07 (MBIA Insured)	55,000	56,926
(San Francisco Civic Ctr. Complex Proj.) Series A, 6%
12/1/09 (AMBAC Insured)	25,000	27,445
Series A, 5% 10/1/13 (MBIA Insured)	25,000	26,976
San Francisco City & County Pub. Util. Commission Wtr.
Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	25,000	26,791
San Francisco Cmnty. College District Gen. Oblig.
(Election of 2001 Proj.) Series 2004 B, 5% 6/15/10
(AMBAC Insured)	40,000	42,699
San Jose Evergreen Cmnty. College District Series A,
4.75% 9/1/23 (Pre-Refunded to 9/1/06 @ 101) (b) .	15,000	15,315
San Jose Redev. Agcy. Tax Allocation Series A, 5%
8/1/16 (MBIA Insured)	500,000	535,970
Santa Clara County Fing. Auth. Lease Rev. Series A, 6%
11/15/12 (AMBAC Insured)	145,000	165,161

7		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
California – continued
Santa Clara County Fing. Auth. Spl. Oblig. (Measure B
Trans. Impt. Prog.) 5% 8/1/06	$25,000	$25,282
Santa Margarita/Dana Point Auth. Rev. (Impt. District
3&3A,4&4A Proj.) Series B, 7.25% 8/1/08 (MBIA
Insured)	1,000,000	1,097,428
Santa Maria Joint Union High School District Gen.
Oblig. Series A, 5.375% 8/1/14 (FSA Insured)	20,000	22,288
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.) 6.75% 7/1/12	30,000	34,707
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA
Insured)	125,000	140,019
Southwestern Cmnty. College District Gen. Oblig.
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,632
Sweetwater Union High School District Pub. Fing. Auth.
Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	25,000	27,096
Temecula Valley Unified School District Gen. Oblig.
5.25% 8/1/13 (FSA Insured)	75,000	82,633
Univ. of California Revs.:
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA
Insured)	50,000	53,840
Series A, 5% 5/15/12 (AMBAC Insured)	50,000	54,113
Series B, 5% 5/15/16 (FSA Insured)	400,000	427,236
Westside Union School District Gen. Oblig. Series C, 6%
8/1/13 (AMBAC Insured)	50,000	57,928
Whisman School District Gen. Oblig. Series A, 0%
8/1/14 (Escrowed to Maturity) (b)	40,000	28,199
		16,303,627

Guam 1.3%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5%
7/1/09	260,000	264,497
Puerto Rico 0.3%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 C, 4.25%, tender 7/1/08 (MBIA
Insured) (a)	45,000	45,956
5.25% 7/1/10 (FGIC Insured)	10,000	10,733
		56,689

TOTAL MUNICIPAL BONDS
(Cost $16,580,485)		16,624,813

Quarterly Report 8

Municipal Notes 28.3%
	Principal	Value
	Amount

California – 28.3%
Adelanto Pub. Util. Auth. Rev. (Util. Sys. Proj.) Series A, 3%
(AMBAC Insured), VRDN (a)	$450,000	$450,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Series
2002 B2, 3.02%, LOC BNP Paribas SA, VRDN (a)	450,000	450,000
California Gen. Oblig. RAN 4.5% 6/30/06	100,000	100,759
California Health Facilities Fing. Auth. Rev. (Adventist Health
Sys. West Proj.) Series 1998 C, 2.95% (MBIA Insured),
VRDN (a)	535,000	535,000
California Infrastructure & Econ. Dev. Bank Insured Rev. (The
Rand Corp. Proj.) Series B, 2.95% (AMBAC Insured),
VRDN (a)	450,000	450,000
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art
Museum Foundation of San Francisco Proj.) 2.95% (MBIA
Insured), VRDN (a)	350,000	350,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.) Series 1996 C, 2.96%, LOC JPMorgan
Chase Bank, VRDN (a)	770,000	770,000
Carson Redev. Agcy. Participating VRDN Series PT 2346,
3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	700,000	700,000
Irvine Impt. Bond Act of 1915 (Assessment District #89-10
Proj.) 3%, LOC Bayerische Hypo-und Vereinsbank AG,
VRDN (a)	200,000	200,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 2.95%
(Liquidity Facility Bank of America NA) (Liquidity Facility
Bayerische Landesbank Girozentrale), VRDN (a)	300,000	300,000
Los Angeles Unified School District Participating VRDN Series
MSTC 01 135, 3% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(c)	700,000	700,000

9 Quarterly Report

Investments (Unaudited) continued

Municipal Notes continued
	Principal	Value
	Amount
California – continued
Orange County Irvine Coast Assessment District #88 1 2.95%,
LOC KBC Bank NV, LOC Kredietbank NV, VRDN (a)	$300,000	$ 300,000
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 01
L2, 3.09% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(c)	700,000	700,000
TOTAL MUNICIPAL NOTES
(Cost $6,005,854)		6,005,759
TOTAL INVESTMENT PORTFOLIO 106.7%
(Cost $22,586,339)		22,630,572

NET OTHER ASSETS – (6.7)%		(1,415,319)
NET ASSETS 100%		$ 21,215,253

Security Type Abbreviations
RAN	—	REVENUE ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Security collateralized by an amount
sufficient to pay interest and principal.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $22,586,337. Net unrealized appreciation aggregated $44,235, of which $51,872 related to appreciated investment securities and $7,637 related to depreciated investment securities.

Quarterly Report 10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

11 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006